Business combinations and acquisition of non-controlling interests	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Business combinations and acquisition of non-controlling interests
4	Business combinations and acquisition of non-controlling interests

The fair value of the identifiable assets and liabilities as of the date of each acquisition was:

	Fair value as of the acquisition date
	2017		2016
	NS Educação	International School	SAE
Assets
Cash and cash and equivalents	1	689	5,000
Trade receivables	—	10,576	5,890
Inventories	—	1,837	—
Taxes recoverable	—	173	—
Other assets	—	470	—
Property and equipment	—	323
Intangible assets	9,707	29,736	21,400

	9,708	43,804	32,290

Liabilities
Trade payables	—	(2,327)	—
Labor and social obligations	—	(696)	—
Taxes and contributions payable	—	(119)	—
Income taxes payable	—	(410)	—
Other liabilities	—	(340)	—

	—	(3,892)	—

Total identifiable net assets at fair value	9,708	39,912	32,290

Goodwill arising on acquisition	28,826	27,598	20,365

Purchase consideration transferred	38,534	67,510	52,655

Cash paid	29,037	—	27,857
Capital contribution	—	5,300	5,000
Forward contract of non-controlling interest at acquisition	—	30,144	15,455
Deferred payments	9,497	—	143
Contingent consideration	—	—	4,200
Fair value of previously held interest in a step acquisition	—	32,066	—
Analysis of cash flows on acquisition:
Transaction costs of the acquisition (included in cash flows from operating activities)	(498)	(85)	(218)
Cash paid and subscribed capital net of cash acquired with the subsidiary (included in cash flows from investing activities)	(29,036)	689	(27,857)

(a)	International School Serviços de Ensino, Treinamento e Editoração, Franqueadora S.A. (“International School”)

International School represented an opportunity for the Company to entering the English as a second language and bilingual teaching market. The acquisition has the purpose to provide additional value-added content to the Company’s customers. International School has a proprietary English content solution developed for in-schoolprograms for private schools and a professional staff that is highly qualified to develop the product and provide support to International School’s customers.

On December 21, 2015, the Company acquired 40% of the outstanding voting shares of International School for an amount of R$ 12,300. At that date, the Company entered into an agreement through which it had a call and the sellers had a put to acquire the remaining 60% of the seller’s shares. The price would be calculated using a multiple of 10x EBITDA related to the year ending December 31, 2019 and the call and put options would be exercised between January 1, 2020 and April 30, 2020. The put and call was considered symmetrical but did not give the control over the remaining shares. The Company did not have at that time (i) power over the investee; (ii) exposure, or rights, to variable returns from its involvement with the investee; (iii) the ability to use its power over the investee to affect the amount of the investor’s returns.

In addition, the contract agreement established that the Company would only have control over the remaining 60% shares when the option was exercised. As a consequence, the Company did not consolidate the investment in International School and the put and call was accounted as a forward contracted marked at fair value. As of December 31, 2016, the investment was accounted for as an equity method investment and a goodwill of R$4,200 was recorded as part the investment.

On January 23, 2017, the Company acquired an additional 11.48% interest in International School, through the capitalization of advances for future capital increases amounting to R$ 5,300, that the Company paid in cash in 2016. This resulted in the dilution of the other shareholders and increasing its ownership from 40% to 51.48% and also obtaining control of International School. The financial statements of International School were consolidated from the date the Company acquired control and the acquisition was accounted for as a business combination.

On January 23, 2017, upon acquiring control of International School, the Company and the former controlling shareholder agreed to amend the exercise dates of the call and put options originally issued in 2015. The shareholders agreed that the put and call options on the 25% of the remaining interest held by the non-controllingshareholders will be exercised in the period between January 1, 2020 and April 30, 2020 and the put and call on the remaining 23.52% will be exercised in the period between January 1, 2021 and April 30, 2021.

Additionally, the exercise price was also amended as follows:

i)

The exercise price for the 25% interest was determined to be 30% x 10 x EBITDA for the 2019 school year (that comprises the twelve-month period between October and September), discounting any debts, cash and the difference of the capital contribution made in the acquisition amount and also the amount that should have been contributed by the selling shareholder at the time of the acquiree’s capital increase (equivalent to R$ 3,180); and

ii)	The exercise price for the remaining 23.52% was determined to be 30% x 10 x EBITDA for the 2020 school year discounting any debts and cash values.

The terms of the options were assessed to determine as to whether or not they expose the Company to the risks and rewards associated with the actual ownership of such shares during the period of the option contract. Because the terms of the put and call options are symmetrical, the Company concluded that it is virtually certain that either the parent or the non-controlling shareholder will exercise the option because it will be in the economic interests of one of them to do so.

The Company accounted for the call and put options under the anticipated-acquisition method, and the non-controlling interest subject to the put or call options is deemed to have been acquired at the date of acquisition of the control. Accordingly, upon obtaining control, the Company also consolidated the interest currently legally held by the non-controlling shareholder and recognized a financial liability that will be eventually settled when the put or call option is exercised.

The financial liability was recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the put or call options and discounted to present value using an estimated interest rate of 21.0%.

Goodwill

A business combination achieved in stages is accounted for using the acquisition method at the acquisition date. Goodwill is calculated at the date when control is acquired.

In order to calculate goodwill, the previously held interest was remeasured to fair value at the acquisition date, and a gain was recognized in the statement of income in other operating income (expense) for an amount of R$ 1,184 at that date. The fair value of the previously held interest then forms one of the components that is used to calculate goodwill, along with consideration and non-controlling interest, less the fair value of identifiable net assets.

The purchase consideration transferred totaled R$ 67,510, which breakdown is as follows:

At acquisition date
Capitalization of advances for future capital increases	5,300
Fair value of previously held investment	32,066
Fair value of forward contract	30,144

Consideration transferred	67,510

The table below demonstrates the calculation of goodwill:

At acquisition date
Cash consideration and fair value of the forward contract	35,444
Fair value of previously held investment	32,066
Fair value of identified assets acquired and liabilities assumed	(39,912)

Goodwill	27,598

Goodwill arising on this acquisition is not expected to be deductible for tax purposes. For the purpose of impairment testing, goodwill has been allocated to the Supplemental operating segment.

Transactions costs

Transaction costs of R$ 85 were expensed and are included in general and administrative expenses for the year ended December 31, 2017.

Measurement of fair value

As of the acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

From the date of acquisition, International School contributed with R$ 25,382 of net revenue and with R$ 7,465 of profit before income taxes for the year ended December 31, 2017 to the Company. If the combination had taken place at the beginning of the year ended December 31, 2017, net revenue would have been R$ 244,426 and profit before income taxes for the Company would have been R$ 67,024.

(b)	NS Educação Ltda. (“NS Educação”)

On September 28, 2017, the Company acquired control of NS Educação Ltda. (“NS Educação”) by acquiring 100% of its shares. NS Educação is a private company which sells educational content under the trademark “Universitário”. NS Educação is a content provider to middle class private schools in Brazil and represented an opportunity for the Company to achieve a greater scale and improve its margin.

The purchase consideration transferred amounted to R$ 38,534, comprise by a cash consideration in the amount of R$ 29,037, which was paid on the date of acquisition and a deferred payment in the amount of R$ 7,302, which has been retained in an escrow account for the period of 5 years as a guarantee for the payment of any contingent liabilities that may arise. Any remaining balance will be transferred to the former owners of the acquired entity. The amount will be released in annually installments adjusted by the interest from Interbank certificates of deposit (“CDI”).

The equivalent of 5% of the original purchase price was determined as an “acquisition price adjustment”, which was calculated based on the difference between the revenue from 2017 less the projected revenue for that year multiplied by 2.50. The purchase price adjustment totaled R$ 2,195.

Goodwill

Goodwill recorded on the acquisition is R$ 28,826 and it is expected to be deductible for tax purposes after the Company merges the acquiree. For the purpose of impairment testing, goodwill has been allocated to the Core operating segment.

Transaction costs

Transaction costs of R$ 498 were expensed and are included in general and administrative expenses for the year ended December 31, 2017.

Measurement of fair value

The valuation techniques used for measuring the fair value of separate identified intangible assets acquired were as follows:

Asset acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalty method The relief-from-royalty method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

Non-compete agreement

With-and-without method

The With-and-Without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another, considering its non-existence.

From the date of acquisition, NS Educação had no revenue due to the implementation process and seasonality, and contributed with a loss before income taxes of R$ 1,050 for the year ended December 31, 2017. If the combination had taken place at the beginning of the year December 31, 2017, net revenue of the Company would have been R$ 258,848 and profit before income taxes for the Company would have been R$ 70,357.

(c)	Acquisition of SAE

On June 27, 2016, the Company acquired control of SAE, a private company, through the acquisition of 70% interest, which represented 22,098,606 shares with a nominal value of R$ 1.00 per share. The investment in SAE added a new platform for the Company’s Core segment with a different pedagogical approach and different pricing point. This acquisition enabled the Company to serve a broader range of schools, allowing it to maximize its market reach and penetration. Thus, with the SAE solution, the Company started to offer a basic subscription solution focused on upper middle-income private schools.

Cash consideration

The amount of R$ 33,000 was paid in cash, of which R$ 5,000 was a capital contribution, R$ 27,857 was paid to the selling shareholders on the acquisition date, and R$ 143 in 2018.

Contingent consideration

The Company has agreed to pay to the selling shareholders additional consideration of R$ 210.00 (two hundred and ten reais) per additional student if SAE’s number of students on March 31, 2017 was higher than 70,000. The Company recorded R$ 4,200 as a contingent consideration, representing the fair value of the additional consideration at the date of acquisition, which was fully paid in April 2017.

Forward contract of remaining interest

The Company entered into an agreement to acquire the remaining 30% interest in SAE through symmetrical call and put options. The exercise period begins on June 27, 2019 and has no expiration date. The exercise price is calculated based on the following formula: 30% multiplied by 8x EBITDA of 2018 or the year before the exercise date, less any debts and cash and cash equivalents.

The terms of the option contracts were assessed to determine whether or not they provide the Company with access to the risks and rewards associated with the actual ownership of the shares during the period of the contracts. In this case, as there is a symmetrical put and call options instrument, the Company considered that it is virtually certain that either party will exercise them because doing so will be in the economic interests of one of them.

The Company opted to account for the put and call options under the anticipated-acquisition method. Thus, the interest subject to the put or call options is deemed to have been acquired at the date of acquisition. Accordingly, the financial liability arising from the put or call option is included in the consideration transferred, eliminating the non-controlling interest of this acquisition.

The financial liability is recorded at the present value of the estimated amount payable to the non-controlling shareholder upon the exercise of the put or call options and discounted to present value using an estimated interest rate of 20.5%.

Transactions costs

Transaction costs of R$ 218 were expensed as incurred and are included in general and administrative expenses for the year ended December 31, 2016.

Goodwill

Goodwill recorded on the acquisition amounted to R$ 20,365 and it is expected to be deductible for tax purposes after the Company merges with SAE. For the purpose of impairment testing, goodwill has been allocated to the Core operating segment.

Fair value measurement

At acquisition date, the fair value of trade receivables acquired equals its carrying amount.

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Customer list

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational system	Multi-period excess earning method The method considers the present value of net cash flows expected to be generated by educational system, by excluding any cash flows related to contributory assets.

Trademarks	Relief-from-royalties method The relief-from-royalties method considers the discount estimated royalty payments that are expected to be avoided as a result of the trademarks being owned.

Acquisition of additional interest in SAE

On October 24, 2017, the Company effectively acquired the remaining 30% interest in the voting shares of SAE based on negotiations with the non-controlling shareholder, for which a cash consideration of R$ 19,250 will be paid to the selling shareholders in 10 monthly equal instalments adjusted by the CDI. The difference between the cash consideration paid at this transaction and the fair value amount of the forward contract at the moment of payment was recognized as a loss of R$ 3,946 in the statement of income (loss) for the year ended December 31, 2017 in finance costs.